DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue and Credits, Noncurrent [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
	December 31,
	2017	2016

Provision for warranty	199	213
Deferred tax	540	666
Deferred revenues	99	97

	838	976